Income Taxes - Summary of Unrecognised Deferred Tax Assets As Follows (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement [line items]
Tax losses, Tax effects	€ 35,635	€ 24,638
Arrival Group [Member]
Statement [line items]
Deductible temporary differences for which no deferred tax asset is recognised	3,387
Unused tax losses [member]
Statement [line items]
Deductible temporary differences for which no deferred tax asset is recognised	162,574	60,009	€ 60,009
Tax losses, Tax effects	32,327	10,224	€ 10,224
Tax losses, Tax effects		€ 24,638
Unused tax losses [member] | Arrival Group [Member]
Statement [line items]
Deductible temporary differences for which no deferred tax asset is recognised	3,387
Tax losses, Tax effects	845
Share options [Member]
Statement [line items]
Tax losses, Tax effects	149
Tangible And Intangible Fixed Assets [Member]
Statement [line items]
Tax losses, Tax effects	1,063
Other temporary differences [member]
Statement [line items]
Tax losses, Tax effects	€ 2,096